Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the shares of Class A common stock reflected in the condensed balance sheets as temporary equity
Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222
Class A common stock subject to possible redemption	$172,500,000

Gross proceeds for the Initial Public Offering	$172,500,000
Less:
Proceeds allocated to the fair value of Public Warrants	(6,210,000)
Class A common stock issuance costs	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock	(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	19,990,222

Class A common stock subject to possible redemption	$172,500,000

Schedule of basic and diluted net loss per common share
	For the Three Months Ended March 31, 2022		For the Three Months Ended March 31, 2021
	Class A	Class B	Class A	Class B
Basic net income per share of common stock
Numerator:
Allocation of net income	$4,624,471	$1,156,118	$1,084,225	$303,875
Denominator:
Basic weighted average shares outstanding	17,250,000	4,312,500	15,141,667	4,243,750

Basic net income per share of common stock	$0.27	$0.27	$0.07	$0.07

Diluted net income per share of common stock
Numerator:
Allocation of net income	$4,624,471	$1,156,118	$1,084,225	$303,875
Denominator:
Diluted weighted average shares outstanding	17,250,000	4,312,500	15,141,667	4,312,500

Diluted net income per share of common stock	$0.27	$0.27	$0.07	$0.07

	Year Ended December 31, 2021		For the Period from September 24, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(323,233)	$(82,793)	$—	$(1,893)
Denominator:
Basic and diluted weighted average shares outstanding	16,776,099	4,297,047	—	3,750,000
Basic and diluted net loss per common share	$(0.02)	$(0.02)	$—	$(0.00)